Available-for-Sale Marketable Securities (Details Textual)	9 Months Ended
Sep. 30, 2016
Available-for-Sale Marketable Securities (Textual)
Available-for-sale marketable securities unrealized losses, description	All investments with an unrealized loss as of September 30, 2016 are with continuous unrealized losses for less than 12 months.